Investments in Associates (Details) - Schedule of group's share of (loss) profit from associate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates’ revenues and results:
Revenues	$ 842	$ 1,283	$ 1,536
Net loss	(4,523)	(1,150)	(2,708)
The Group’s share of loss	(1,479)	(376)	(886)
Star Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	47	72	135
Net loss	(492)	(207)	(245)
The Group’s share of loss	(161)	(67)	(80)
Sina SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	4	61	69
Net loss	(340)	(115)	(240)
The Group’s share of loss	(111)	(38)	(79)
Silver Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	41	112	166
Net loss	(620)	(98)	(237)
The Group’s share of loss	(203)	(32)	(77)
Golden Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	750	1,038	1,166
Net loss	(3,071)	(730)	(1,986)
The Group’s share of loss	$ (1,004)	$ (239)	$ (650)